Classification of financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
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Schedule of Classification of Each Class of Financial Assets and their Carrying Values
The accounting classification of each class of the Group’s financial assets, and their carrying values, is as follows:

		2021					2020
		Fair value			Amortised cost		Fair value			Amortised cost
All figures in £ millions	Notes	Fair value through other comprehensive income	Fair value through profit and loss	Fair value – hedging instrument	Financial assets	Total carrying value	Fair value through other comprehensive income	Fair value through profit and loss	Fair value – hedging instrument	Financial assets	Total carrying value

Investments in unlisted securities	15	113	—	—	—	113	138	—	—	—	138
Cash and cash equivalents	17	—	84	—	853	937	—	93	—	1,004	1,097
Derivative financial instruments	16	—	—	32	—	32	—	2	61	—	63
Trade receivables	22	—	—	—	854	854	—	—	—	803	803
Investment in finance lease receivable	22	—	—	—	115	115	—	—	—	130	130
Other receivable		—	87	—	—	87	—	96	—	—	96

Total financial assets		113	171	32	1,822	2,138	138	191	61	1,937	2,327

Schedule of Accounting Classification of Class of Financial Liabilities, Together with their Carrying Values and Market Values
The accounting classification of each class of the Group’s financial liabilities, together with their carrying values and market values, is as follows:

		2021					2020
		Fair value		Amortised cost			Fair value		Amortised cost
All figures in £ millions	Notes	Fair value through profit and loss	Fair value – hedging instrument	Other financial liabilities	Total carrying value	Total market value	Fair value through profit and loss	Fair value – hedging instrument	Other financial liabilities	Total carrying value	Total market value

Derivative financial instruments	16	(12)	(22)	—	(34)	(34)	(30)	(22)	—	(52)	(52)
Trade payables	24	—	—	(351)	(351)	(351)	—	—	(340)	(340)	(340)
Bank loans and overdrafts	18	—	—	—	—	—	—	—	(3)	(3)	(3)
Other borrowings due within one year	18	—	—	(155)	(155)	(155)	—	—	(251)	(251)	(249)
Borrowings due after more than one year	18	—	—	(1,245)	(1,245)	(1,276)	—	—	(1,397)	(1,397)	(1,451)

Total financial liabilities		(12)	(22)	(1,751)	(1,785)	(1,816)	(30)	(22)	(1,991)	(2,043)	(2,095)

Schedule of Analysis of the Movements in Level 3 Fair Value Remeasurements
The following table analyses the movements in level 3 fair value remeasurements:

	2021			2020
All figures in £ millions	Other receivable	Investments in unlisted securities	Total	Total
At beginning of year	96	138	234	304
Exchange differences	1	1	2	(11)
Acquisition of investments and other receivable	—	4	4	6
Disposal of investments and other payables	(16)	(54)	(70)	(105)
Fair value movements	6	24	30	40

At end of year	87	113	200	234